Short-Term Investments	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Short-term investments

Note 4 – Short-term investments

Short-term investments consist of the following:

	As of December 31,	As of December 31,
	2023	2022

Marketable securities	$496,122	$5,611,815
Time deposits	-	172,402
Wealth management products	-	51,160
Total	$496,122	$5,835,377

The balances of wealth management products as of December 31, 2022 represent wealth management products with variable rates of return or non-principle-guaranteed purchased from commercial banks.

For the years ended December 31, 2023, 2022 and 2021, the unrealized (gain) loss related to investments in marketable securities was US$(35,758), US$640,998 and US$3,890,427, respectively.

There was no unrealized gain or loss associated with the wealth management products as of December 31, 2023 and 2022. No impairment charges were recorded for the years ended December 31, 2023, 2022 and 2021.